Annual Total Returns (Vanguard Long-Term Treasury Fund - Admiral Shares Participant:) (Vanguard Long-Term Treasury Fund, Vanguard Long-Term Treasury Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Annual Total Return
2014	25.40%
2013	(12.94%)
2012	3.57%
2011	29.41%
2010	9.06%
2009	(11.93%)
2008	22.69%
2007	9.42%
2006	1.91%
2005	6.77%